Subscription Agreement	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Subscription Agreement [Abstract]
Subscription Agreement

Note 8 - Subscription Agreement

On December 18, 2023, the Company entered into a subscription agreement (the “Subscription Agreement”) with the PMX Investor, who became a stockholder of Onconetix at the closing of the PMX Transaction (see Notes 5 and 11), for the sale of 20 million units, each comprised of 1 share of common stock and 0.30 pre-funded warrants (the “Units”) at $0.25 per Unit. The Subscription Agreement includes a make-whole provision which requires the issuance of additional shares of common stock in the event that the 270-day volume weighted average price after the closing of the Subscription Agreement, is below $0.25. The Subscription Agreement will only close upon obtaining Stockholder Approval for certain transactions involving the Company’s Series B Preferred Stock, as further described in Note 5.

The Subscription Agreement is accounted for as a liability in accordance with ASC 480, Distinguishing Liabilities from Equity, (“ASC 480”), as the make-whole provision could result in a variable number of shares being issued upon settlement. The related party subscription agreement liability is measured at fair value at the commitment date and at each subsequent reporting period, with changes in fair value recorded as a component of other income (expense), net in the condensed consolidated statements of operations and comprehensive loss. As of March 31, 2024 and December 31, 2023, the fair value of the related party subscription agreement liability is estimated to be approximately $638,000 and $864,000, respectively, and the change in fair value of the related party subscription agreement liability for the three months ended March 31, 2024 was a decrease of approximately $226,000. The fair value was determined using a Monte-Carlo option pricing model, and as of March 31, 2024 and December 31, 2023, the Company estimated a 35% and a 55.0% probability, respectively, that the Subscription Agreement will close. The significant assumptions used in the Monte-Carlo model, which utilizes Level 3 inputs (see Note 3), are as follows as of March 31, 2024 and December 31, 2023:

	March 31, 2024	December 31, 2023
Exercise price	$0.25	$0.25
Term (years)	1.12	1.2
Expected stock price volatility	95%	95%
Risk-free rate of interest	4.95%	4.64%

Note 8 - Subscription Agreement

On December 18, 2023, the Company entered into a subscription agreement (the “Subscription Agreement”) with the PMX Investor, who became a stockholder of Onconetix at the closing of the PMX Transaction (see Notes 5 and 11) for the sale of 20 million units, each comprised of 1 share of common stock and 0.30 pre-funded warrants (the “Units”) at $0.25 per Unit. The Subscription Agreement includes a make-whole provision which requires the issuance of additional shares of common stock in the event that the 270-day volume weighted average price (“270 VWAP”) after the closing of the Subscription Agreement, is below $0.25. The Subscription Agreement will only close upon obtaining Stockholder Approval for certain transactions involving the Company’s Series B Preferred Stock, as further described in Note 5.

The Subscription Agreement is accounted for as a liability in accordance with ASC 480, as the make-whole provision could result in a variable number of shares being issued upon settlement. The related party subscription agreement liability is measured at fair value at the commitment date and at each subsequent reporting period, with changes in fair value recorded as a component of other income (expense), net in the consolidated statements of operations and comprehensive loss. The Company recorded the fair value of the related party subscription agreement liability at the issuance date of approximately $0.8 million, as an acquisition related cost, as the Subscription Agreement was a condition to close the PMX Transaction (see Note 5). As of December 31, 2023, the fair value of the related party subscription agreement liability is estimated to be approximately $0.9 million, determined using a Monte-Carlo option pricing model, and the Company estimated a 55.0% probability that the Subscription Agreement will close. The significant assumptions used in the Monte-Carlo model, which utilizes Level 3 inputs (see Note 3), are as follows as of the commitment date and at December 31, 2023:

	December 18, 2023	December 31, 2023
Exercise price	$0.25	$0.25
Term (years)	1.5	1.2
Expected stock price volatility	100%	95%
Risk-free rate of interest	4.64%	4.64%